Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Currency increase decrease percentage	5.00%
Increase or decrease of retained earning	$ 44	$ 215